Note 5 Total group assets by operating segment (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021 [1]
Assets of the Group by operating segments [Line Items]
Assets	€ 715,294	€ 662,885
SPAIN
Assets of the Group by operating segments [Line Items]
Assets	432,012	413,430
MEXICO
Assets of the Group by operating segments [Line Items]
Assets	140,360	118,106
TURKEY
Assets of the Group by operating segments [Line Items]
Assets	64,101	56,245
South America [Member]
Assets of the Group by operating segments [Line Items]
Assets	66,343	56,124
Rest of business [Member]
Assets of the Group by operating segments [Line Items]
Assets	46,176	40,328
Subtotal assets by operating segments [Member]
Assets of the Group by operating segments [Line Items]
Assets	748,991	684,233
Corporate Center And Adjustments [Member]
Assets of the Group by operating segments [Line Items]
Assets	€ (33,698)	€ (21,348)

[1]	(*) In the first quarter of 2022 the Group changed the allocation criteria for certain expenses related to global technology projects between the Corporate Center and the business areas, therefore, to ensure that year-on-year comparisons are homogeneous, the figures corresponding to the financial year 2021 have been revised, which has not affected the consolidated financial information of the Group. Also in the first quarter of 2022, an equity team from the Global Markets unit was transferred from Spain to New York, with the corresponding transfer of the costs associated with this reallocation from Spain to Rest of Business.